Property and Equipment, net - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 28, 2021 USD ($) a	Oct. 10, 2018 a
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 0.6	$ 0.1	$ 0.9	$ 0.2	$ 0.5	$ 0.1	$ 0.1
University Of Connecticut
Property, Plant and Equipment [Line Items]
Area of real estate | a								58	58
Fintech Village | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Consideration for disposition of assets					2.8			$ 2.8
Commissions and other costs					$ 0.2			$ 0.2